Commitments and Contingencies - Additional Information - Daewoo Shipbuilding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) Vessel m³	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made to commitments	$ 379,035	$ 237,647
Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	9
Volume of vessels | m³	173,400
Cost of construction	$ 1,900,000
Payments made to commitments	339,300
Remaining payments required to be made under newbuilding contracts in 2015	43,000
Remaining payments required to be made under newbuilding contracts in 2016	351,300
Remaining payments required to be made under newbuilding contracts in 2017	602,700
Remaining payments required to be made under newbuilding contracts in 2018	$ 569,800
Shell [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	5
Shell [Member] | Minimum [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	6 years
Shell [Member] | Maximum [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	8 years
Cheniere [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	2
Operating lease arrangement period, lessor	5 years
Unfixed Vessel [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	2